SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer 1	$ 12,573	$ 21,810	$ 23,314
Customer 2	3,206	4,861	321
Customer 3	(19)	3,350	8,071
Customer 4	262	1,246	0
Customer 5	0	469	0
Customer 6	0	10	519
Customer 7	0	0	1,547
Customer 8	0	0	344
Revenue from mining operations	$ 16,022	$ 31,746	$ 34,116